Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000011629 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[1]
C000011629 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[1]
C000011629 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[1]
C000011629 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[1]
C000011629 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[1]
C000011629 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[1]
C000011629 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[1]
C000011629 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[1]
C000011629 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[1]
C000011629 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
C000011629 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[1]
C000011631 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[2]
C000011631 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[2]
C000011631 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[2]
C000011631 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[2]
C000011631 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[2]
C000011631 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[2]
C000011631 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[2]
C000011631 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[2]
C000011631 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[2]
C000011631 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[2]
C000011631 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[2]
C000156004 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[3]
C000156004 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[3]
C000156004 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[3]
C000156004 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[3]
C000156004 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[3]
C000156004 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[3]
C000156004 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[3]
C000156004 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[3]
C000156004 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[3]
C000156004 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[3]
C000156004 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[3]
C000011633 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[4]
C000011633 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[4]
C000011633 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[4]
C000011633 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[4]
C000011633 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[4]
C000011633 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[4]
C000011633 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[4]
C000011633 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[4]
C000011633 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[4]
C000011633 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[4]
C000011633 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[4]
C000011632 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[5]
C000011632 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[5]
C000011632 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[5]
C000011632 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[5]
C000011632 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[5]
C000011632 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[5]
C000011632 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[5]
C000011632 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[5]
C000011632 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[5]
C000011632 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[5]
C000011632 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[5]

[1]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[2]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[3]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[4]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[5]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.